Other Components of Equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement of changes in equity [abstract]
Currency translation reserve	$ 1,226.9	₨ 89,692.0	₨ 51,422.5	₨ 28,388.6
Investments reserve	59.8	4,373.5	391.0	1,785.5
Hedging reserve	(16.7)	(1,222.1)	(41,937.1)	(60,668.2)
Cost of hedge reserve	(0.1)	(6.1)	(4,428.7)	(2,873.9)
Debt reserve	35.1	2,567.8	886.3
Total	$ 1,305.0	₨ 95,405.1	₨ 6,334.0	₨ (33,368.0)